Share capital - Issued Share Capital (Details) - ZAR (R) R in Millions	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Disclosure of classes of share capital
Equity	R 157,611	R 147,427	R 201,524	R 193,197
Treasury shares	10,326,749	13,055,335	10,373,430
Share capital
Disclosure of classes of share capital
Equity	R 9,888	R 9,888	R 9,888	R 9,888